Derivative Instruments and Hedging Activities (Details 2) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 Foreign exchange forward contracts [Member]	Mar. 31, 2010 Foreign exchange forward contracts [Member]	Mar. 31, 2011 Currency option contracts purchased [Member]	Mar. 31, 2010 Currency option contracts purchased [Member]	Mar. 31, 2011 Currency option contracts written [Member]	Mar. 31, 2010 Currency option contracts written [Member]	Mar. 31, 2011 Currency swap agreements [Member]	Mar. 31, 2010 Currency swap agreements [Member]	Mar. 31, 2011 Other currency contracts [Member]	Mar. 31, 2010 Other currency contracts [Member]	Mar. 31, 2011 Interest rate swap agreements [Member]	Mar. 31, 2010 Interest rate swap agreements [Member]	Mar. 31, 2011 Credit default swap agreements [Member]	Mar. 31, 2010 Credit default swap agreements [Member]
Summarizes additional information, including notional amounts, for each type of derivative
Notional amount		¥ 1,364,147	¥ 1,924,697	¥ 5,822	¥ 3,819	¥ 423	¥ 407	¥ 117,028	¥ 50,979	¥ 46,201	¥ 46,499	¥ 448,353	¥ 456,213	¥ 4,841	¥ 10,497
Fair value		(8,825)	(16,049)	19	19	(9)	(11)	2,015	2,022	1,734	850	(13,589)	(11,700)	6	66
Derivative Instruments and Hedging Activities (Textuals) [Abstract]
Cash flow hedges amounted to net reduction of equity	1,589
Equity earnings as profit within the next twelve months	¥ 603